Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 2,772	$ 3,180	$ 3,300
Receivables	2,797	1,225	66
Prepaid expenses and other current assets	899	294	250
Total current assets	6,468	4,699	3,616
Property and equipment, net	83	53	110
Total assets	6,551	4,752	3,726
Liabilities and Stockholders' Deficit
Accounts payable	3,026	2,457	335
Accrued expenses	1,357	705	123
Other accrued liabilities		373	564
Current portion of long-term debt	2,000	1,870	525
Total current liabilities	6,383	5,405	1,547
Warrant liability	4,713
Long-term debt, net of discount	13,005	5,400	2,386
Total liabilities	24,101	10,805	3,933
Commitments and contingencies (Note 5)
Stockholders' deficit:
Common stock, at amounts paid-in	256,436	256,436	256,436
Additional paid-in capital	18,064	17,256	15,027
Accumulated deficit	(292,050)	(279,745)	(272,911)
Total Titan pharmaceuticals incs stockholders deficits	(17,550)	(6,053)	(1,448)
Non-controlling interest			1,241
Total stockholders' deficit		(6,053)	(207)
Total liabilities and stockholders' deficit	$ 6,551	$ 4,752	$ 3,726